________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II





                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2002




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                                Atlanta, GA 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P. O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

EARNEST PARTNERS
________________________________________________________________________________
                            75 FOURTEENTH STREET - SUITE 2300 ATLANTA, GA  30309
                                             (404) 815-8772 - FAX (404) 815-8948
                                               E-MAIL INVEST@EARNESTPARTNERS.COM

                                                                    May 22, 2002


Dear Shareholders of the EARNEST Partners Fixed Income Trust:


      Enclosed for your review is the annual report for the fiscal year ended 31 March 2002. The last year was a tough one for financial market participants. The national tragedy of September 11th is indelibly recorded in our hearts and minds. This event caused the complete cessation of domestic financial market activity for nearly a week and sent shockwaves rippling through industries such as airlines and hotels that are still being felt. Then, as we were picking ourselves up, the country was rocked by the collapse of Enron in December 2001 due to apparent fraud. And, as if that bankruptcy was not enough, Kmart also filed for bankruptcy in January 2002. Through all this, high grade bonds were again a great place to be, as indicated by the Lehman Aggregate bond index which posted a 5.35% total return for the year ended 31 March 2002,^1 handily beating the Standard and Poor's 500 stock index which had only a 0.24% total return for that year.2 The Consumer Price Index measure of inflation was up 1.42% over that same period.3 A year ago, the Federal Reserve's target for the short-term Fed Funds rate was 5%. Fighting to keep the economy liquid and alive, the rate now stands at 1.75%.

      For the year ended 31 March 2002, the Fund's average annual total return was 3.32%, placing it 257th out of 340 funds in the Lipper Intermediate Investment Grade Debt Funds classification ("Lipper Classification").^4 For the five years ended 31 March 2002, the Fund's average annual total return was 6.36%, ranking the fund 95th out of 164 funds in the Lipper Classification.^4 Finally, for the ten years ended 31 March 2002, the Fund's average annual total return was 6.63%, placing the fund 27th out of 49 funds in the Lipper Classification.^4

      Our approach to investing your money keeps us away from the Enrons and Kmarts of the world. Your portfolio still has a weighted average quality of AAA5 with 71% of the portfolio invested in United States agency paper, much of which has the "full faith and credit" backing of the Government. The portfolio is also


_____________________________

^1 Information based on performance data as of 31 March 2002 from Lehman Brothers Bond.hub web site on 6 May 2002.
^2 Information based on performance data as of 31 March 2002 from Bloomberg on 6 May 2002.
^3 Information based on performance data as of 31 March 2002 from Bloomberg on 6 May 2002.
^4 Information based on performance data as of 31 March 2002 from Lipper,Inc.(C) Reuters SA. These rankings are based on average annual total returns. The advisor and certain other service providers voluntarily waived or reimbursed certain expenses of the Fund which have had the effect of increasing the returns of the Fund over these periods. Consequently, absent these voluntary waivers and reimbursements, the average annual total returns for the one-year, five-year, and ten-year periods ended March 31, 2002 are estimated to have been 1.21%, 5.12%, and 5.87%, respectively. Past performance is not a guarantee of future performance.
^5 Weighted average quality was provided by CMS BondEdge analysis of the Fund's portfolio holdings. CMS BondEdge is a commonly used method of converting ratings to a numeric scale and weighting it by market value.

100% investment grade bonds. This strategy strives to produce better returns with less risk by investing in issues that have higher yields without sacrificing high credit quality. Through all the turmoil, we remained convinced that preserving capital should remain the primary objective for long-term success, and the yield advantage we gain in select, high-quality segments of the market effect superior risk weighted performance. Thank you for your continued faith in our management.

Respectfully yours,

 /s/ Douglas Folk

EARNEST Partners Limited, LLC
Douglas Folk, CFA
Partner



________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
________________________________________________________________________________

                       EARNEST Partners Fixed Income Trust

                     Performance Update - $50,000 Investment

              For the period from March 31, 1992 to March 31, 2002


[Line Graph Here]:
--------------------------------------------------------------------------------
                EARNEST Partners     Lehman Brothers        Lipper Imtermediate
                  Fixed Income        Aggregate Bond       Investment Grade Debt
                     Trust                Index                 Fund Index
--------------------------------------------------------------------------------
3/31/92            $50,000               $50,000                $50,000
9/30/92             53,266                54,252                 54,362
3/31/93             56,188                56,645                 56,656
9/30/93             59,302                59,664                 59,620
3/31/94             56,997                57,989                 58,021
9/30/94             56,586                57,741                 57,696
3/31/95             59,693                60,882                 60,371
9/30/95             64,130                65,860                 64,922
3/31/96             66,080                67,449                 66,442
9/30/96             68,121                69,087                 67,867
3/31/97             69,632                70,761                 69,376
9/30/97             73,858                75,797                 73,979
3/31/98             76,534                79,243                 76,815
9/30/98             82,652                84,523                 81,504
3/31/99             81,103                84,387                 81,267
9/30/99             80,548                84,213                 80,953
3/31/00             82,291                85,966                 82,391
9/30/00             85,526                90,099                 85,908
3/31/01             91,722                96,738                 92,149
9/30/01             95,444               101,770                 96,581
3/31/02             94,765               101,912                 96,619


This graph depicts the performance of the EARNEST Partners Fixed Income Trust (the "Fund") versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                ------------------ -------------- --------------
                     One Year        Five Years     Ten Years
                ------------------ -------------- --------------
                      3.32 %           6.36 %         6.60 %
                ------------------ -------------- --------------


>> The graph assumes an initial $50,000 investment at March 31, 1992. All dividends and distributions are reinvested.

>> At March 31, 2002, the value of the Fund would have increased to $94,765 - a cumulative total investment return of 89.53% since March 31, 1992.

>>    At March  31,  2002,  the  value of a  similar  investment  in the  Lehman
      Brothers Aggregate Bond Index would have increased to $101,912 - a cumulative total investment return of 103.82%; and a similar investment in the Lipper Intermediate Investment Grade Debt Fund Index would have increased to $96,619 - a cumulative total investment return of 93.24% since March 31, 1992.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Interest            Maturity              Value
                                                               Principal            Rate                Date               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.28%

      A.I.D. - Equador .....................................    $ 65,854            7.050%            05/01/15            $   69,604
      A.I.D. - Ivory Coast .................................     181,153            8.100%            12/01/06               182,885
      A.I.D. - Peru ........................................     113,183            8.350%            01/01/07               113,196
      Attransco Title XI ...................................     380,881            6.120%            04/01/08               386,541
      B.A.L.T. Conway Partnership Title XI .................      77,963           10.750%            11/15/03                78,071
      Federal Agricultural Mortgage Corporation
           Series AM-1003 ..................................     603,859            6.820%            04/25/13               602,304
      Federal Home Loan Banks ..............................     200,000            6.875%            08/15/03               209,000
      Federal Home Loan Mortgage Corp ......................     400,000            5.750%            05/15/09               399,500
      Federal National Mortgage Association ................     500,000            6.000%            05/15/11               498,125
      Lawrence Steamship Company Title XI ..................     108,267            7.270%            09/01/03               107,891
      Small Business Administration 98-B ...................     784,052            6.150%            02/01/18               786,260
                                                                                                                          ----------

           Total U.S. Government and Agency Obligations (Cost $3,457,546) ....................................             3,433,377
                                                                                                                          ----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 10.97%

      Federal Housing Authority Project Loan
           Downtowner Apartments ...........................     131,186            8.375%            11/01/11               140,734
           Reilly #046 .....................................     157,093            6.970%            06/01/14               152,023
           USGI #87 ........................................     353,525            7.430%            08/01/23               342,690
                                                                                                                          ----------

           Total U.S. Government Insured Obligations (Cost $648,022) .........................................               635,447
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 26.90%

      Burlington North Santa Fe ............................     676,000            2.625%            01/01/10               497,705
      California Infrastructure SDG&E Series 1997-1 ........     250,000            6.370%            12/26/09               257,813
      Continental Airlines Inc. ............................     399,634            7.750%            07/02/14               393,604
      Union Pacific Corporation ............................     400,320            7.280%            04/30/15               408,483
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,615,550) .....................................................             1,557,605
                                                                                                                          ----------

PRIVATE MORTGAGE BACKED SECURITY - 0.12%

      National Housing Partnership .........................       7,132            9.500%            05/01/03                 7,091
           (Cost $7,132)                                                                                                  ----------




                                                                                                                         (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 1.43%

      AIM Short Term Prime Fund A ..................................................                     5,548            $    5,548
      Performance Funds Money Market A .............................................                    76,955                76,955
                                                                                                                          ----------

           Total Investment Companies (Cost $82,503) .........................................................                82,503
                                                                                                                          ----------

Total Value of Investments (Cost $5,810,753 (a)) ...................................                     98.70 %          $5,716,023
Other Assets less Liabilities ......................................................                      1.30 %              75,452
                                                                                                        ------            ----------
      Net Assets ...................................................................                    100.00 %          $5,791,475
                                                                                                        ======            ==========




      (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ...........................................................................            $  22,082
           Unrealized depreciation ...........................................................................             (116,812)
                                                                                                                          ---------

               Net unrealized depreciation ...................................................................            $ (94,730)
                                                                                                                          =========























See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002


ASSETS
      Investments, at value (cost $5,810,753) .........................................................                 $ 5,716,023
      Income receivable ...............................................................................                      85,201
      Prepaid expenses ................................................................................                       2,385
                                                                                                                        -----------

           Total assets ...............................................................................                   5,803,609
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      10,355
      Disbursements in excess of cash on demand deposit ...............................................                       1,779
                                                                                                                        -----------

           Total liabilities ..........................................................................                      12,134
                                                                                                                        -----------

NET ASSETS
      (applicable to 574,736 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 5,791,475
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($5,791,475 / 574,736 shares) ...................................................................                 $     10.08
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,271,735
      Undistributed net investment income .............................................................                          43
      Accumulated net realized loss on investments ....................................................                    (385,573)
      Net unrealized depreciation on investments ......................................................                     (94,730)
                                                                                                                        -----------
                                                                                                                        $ 5,791,475
                                                                                                                        ===========



















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2002


NET INVESTMENT INCOME

      Income
           Interest ......................................................................................                $ 393,146
           Dividends .....................................................................................                    7,578
                                                                                                                          ---------

               Total income ..............................................................................                  400,724
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   27,513
           Fund administration fees (note 2) .............................................................                    7,643
           Custody fees ..................................................................................                    2,693
           Registration and filing administration fees (note 2) ..........................................                    2,592
           Fund accounting fees (note 2) .................................................................                   27,611
           Audit fees ....................................................................................                   14,891
           Legal fees ....................................................................................                    8,594
           Securities pricing fees .......................................................................                    2,560
           Shareholder recordkeeping fees ................................................................                   18,000
           Other accounting fees (note 2) ................................................................                   16,357
           Shareholder servicing expenses ................................................................                    4,231
           Registration and filing expenses ..............................................................                    4,991
           Printing expenses .............................................................................                    2,355
           Trustee fees and meeting expenses .............................................................                    3,990
           Other operating expenses ......................................................................                    4,935
                                                                                                                          ---------

               Total expenses ............................................................................                  148,956
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (66,435)
                    Investment advisory fees waived (note 2) .............................................                  (27,513)
                                                                                                                          ---------

               Net expenses ..............................................................................                   55,008
                                                                                                                          ---------

                    Net investment income ................................................................                  345,716
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   24,224
      Decrease in unrealized appreciation on investments .................................................                 (162,667)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (138,443)
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $ 207,273
                                                                                                                          =========





See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year ended           Year ended
                                                                                                     March 31,            March 31,
                                                                                                       2002                 2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income ......................................................              $   345,716          $   449,740
         Net realized gain (loss) from investment transactions ......................                   24,224              (86,752)
         (Decrease) increase in unrealized appreciation on investments ..............                 (162,667)             422,539
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations ..................                  207,273              785,527
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ......................................................                 (345,678)            (450,310)
                                                                                                   -----------          -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) .......                 (700,719)          (1,897,866)
                                                                                                   -----------          -----------

                     Total decrease in net assets ...................................                 (839,124)          (1,562,649)

NET ASSETS

     Beginning of year ..............................................................                6,630,599            8,193,248
                                                                                                   -----------          -----------

     End of year (including undistributed net investment income
                  of $43 in 2002 and $5 in 2001) ....................................              $ 5,791,475          $ 6,630,599
                                                                                                   ===========          ===========


(a) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                     Year ended                               Year ended
                                                                   March 31, 2002                           March 31, 2001

                                                            Shares               Value                Shares               Value
                                                     -------------------------------------------------------------------------------

Shares sold .........................................         40,696          $   415,787               25,120          $   249,158

Shares issued for reinvestment of distributions .....         29,697              305,024               32,815              328,683
                                                         -----------          -----------          -----------          -----------

                                                              70,393              720,811               57,935              577,841

Shares redeemed .....................................       (138,076)          (1,421,530)            (248,030)          (2,475,707)
                                                         -----------          -----------          -----------          -----------

     Net decrease ...................................        (67,683)         $  (700,719)            (190,095)         $(1,897,866)
                                                         ===========          ===========          ===========          ===========






See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                         March 31,       March 31,       March 31,       March 31,       March 31,
                                                           2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .................   $     10.32     $      9.84     $     10.30     $     10.31     $      9.98

      Income from investment operations
           Net investment income ...................          0.59            0.61            0.60            0.62            0.64
           Net realized and unrealized (loss) gain
               on investments ......................         (0.24)           0.48           (0.46)          (0.01)           0.33
                                                       -----------     -----------     -----------     -----------     -----------

               Total from investment operations ....          0.35            1.09            0.14            0.61            0.97
                                                       -----------     -----------     -----------     -----------     -----------

      Distributions to shareholders from
           Net investment income ...................         (0.59)          (0.61)          (0.60)          (0.62)          (0.64)
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value, end of year .......................   $     10.08     $     10.32     $      9.84     $     10.30     $     10.31
                                                       ===========     ===========     ===========     ===========     ===========

Total return .......................................          3.32 %         11.46 %          1.47 %          5.97 %          9.91 %
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of year ......................   $ 5,791,475     $ 6,630,599     $ 8,193,248     $11,466,770     $13,899,229
                                                       ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees      2.44 %          1.99 %          1.57 %          1.22 %          1.10 %
           After expense reimbursements and waived fees       0.90 %          0.90 %          0.90 %          0.90 %          0.90 %

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees      4.12 %          4.96 %          5.26 %          5.53 %          6.01 %
           After expense reimbursements and waived fees       5.65 %          6.05 %          5.93 %          5.85 %          6.21 %

      Portfolio turnover rate ......................         23.87 %          7.68 %         15.41 %         50.90 %         38.46 %




See accompanying notes to financial statements


                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The EARNEST Partners Fixed Income Trust (the "Fund"), an open-end investment company is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

            The financial statements include securities valued at $2,183,029 (37.69% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

      B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal
            Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            The Fund has capital loss carryforwards for federal income tax purposes of $383,571, $221,740 of which expires in the year 2003, $70,384 of which expires in the year 2004, and $91,447 of which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

            Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



      C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

      D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

      The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $27,513 ($0.05 per share) and has reimbursed expenses totaling $66,435 for the year ended March 31, 2002.

      The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

      NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

      Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

      Purchases and sales of investments, other than short-term investments, aggregated $1,381,297 and $2,005,204, respectively, for the year ended March 31, 2002.

                       EARNEST Partners Fixed Income Trust

                             ADDITIONAL INFORMATION

                                 March 31, 2002
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the EARNEST Partners Fixed Income Trust (the "Fund") and the Nottingham Investment Trust II (the "Trust") are managed under the direction of the Board of Trustees (the "Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,421 during the fiscal year ended March 31, 2002 from the Fund for their services to the Fund and Trust.

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
       Name, Address,         held with    of Time        Principal Occupation(s)          Overseen by      Other Directorships
          and Age             Fund/Trust   Served          During Past 5 Years               Trustee          Held by Trustee
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Independent Trustees

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 69          Trustee      Since    Retired;  Previously,   President  of        7        Independent  Trustee  -
                                          1990     Brinson   Investment  Co.   (personal                 Gardner Lewis  Investment
                                                   investments) and                                      Trust for thethree  series
                                                   President of Brinson Chevrolet,  Inc.                 of  that  trust; New
                                                   (auto dealership)                                     Providence Investment Trust
                                                                                                         for  the one  series  of
                                                                                                         that trust Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of that
                                                                                                         trust; and de Leon Funds
                                                                                                         Trustfor the one series
                                                                                                         of that trust(all
                                                                                                         registered investment
                                                                                                         companies)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
J. Buckley Strandberg, 42    Trustee      Since    President of Standard  Insurance  and        7        None
                                          1991     Realty    (insurance   and   property
                                                   management)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Interested Trustees*

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Richard K. Bryant, 42        Trustee,     Since    President   of   Capital   Investment        7        None
                             President    1990     Group,   Inc.   (distributor  of  the
                             of Capital            Fund);   Vice  President  of  Capital
                             Value Fund            Investment  Counsel,   Inc.  (Advisor
                                                   of   the   Capital    Value    Fund);
                                                   President   of   Capital   Investment
                                                   Brokerage, Inc. (broker/dealer firm)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Eddie C. Brown,  62          Trustee,     Since    President     of    Brown     Capital        7        None
                             President    1992     Management,   Inc.  (Advisor  of  the
                             of Brown              Brown Capital Management Funds)
                             Capital
                             Management
                             Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  Eddie C. Brown is an  Interested  Trustee  because he is an officer  and  principal  owner of Brown
  Capital Management,  Inc., the Fund's investment  advisor for the Brown Capital  Management Funds.  Richard K. Bryant is an
  Interested  Trustee because he is an officer and principal owner of Capital Investment  Counsel,  Inc., the Fund's investment advisor for the Capital Value Fund and Capital Investment Group, Inc., the Fund's distributor.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Other Officers

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Michael T. McRee, 58         President,   Since    Partner    and    Manager,    EARNEST       n/a                     n/a
119 S. President Street      EARNEST      1992     Partners  Limited,  LLC  (Advisor  of
2nd Floor                    Partners              the  EARNEST  Partners  Fixed  Income
Jackson, Mississippi  39201  Fixed                 Trust),   since   1999;   previously,
                             Income                President,      Investek      Capital
                             Trust                 Management,  Inc.  (former advisor of
                                                   the  EARNEST  Partners  Fixed  Income
                                                   Trust Fund), Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Wayne F. Wilbanks, 41        President,   Since    President, Wilbanks, Smith & Thomas         n/a                     n/a
One Commercial Place,        The WST      1997     Asset  Management,  Inc. (Advisor for
Suite 1450                   Growth Fund           the  WST   Growth   Fund),   Norfolk,
Norfolk, Virginia  23510                           Virginia
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Elmer O. Edgerton, Jr., 59   Vice         Since    President, Capital Investment Counsel       n/a                     n/a
Post Office Box  32249       President,   1990     Raleigh, North Carolina; Vice
Raleigh, North Carolina      Capital               President
27622                        Value Fund            Capital Investment Group, Raleigh,
                                                   North Carolina
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Douglas S. Folk, 41          Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1998     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; Vice President, Investek
Atlanta, GA  30309           Partners              Capital Investment, Inc., Jackson,
                             Fixed                 Mississippi, 1996 to 1999;
                             Income                previously, Portfolio Manager,
                             Trust                 Southern Farm Bureau Life Insurance
                                                   Company, Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
R. Mark Fields, 49           Vice         Since    Partner, EARNEST Partners Limited,          n/a                     n/a
119 S. President Street      President,   1992     LLC, since 1999; previously, Vice
2nd Floor                    EARNEST               President, Investek Capital
Jackson, MS 39201            Partners              Management, Inc., Jackson,
                             Fixed                 Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
John M. Friedman, 58         Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1992     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; previously, Vice President,
Atlanta, GA  30309           Partners              Investek Capital Management, Inc.,
                             Fixed                 Jackson, Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Keith A. Lee, 41             Vice         Since    Vice President, Brown Capital               n/a                     n/a
1201 N. Calvert Street       President,   1992     Management, Inc., Baltimore, Maryland
Baltimore, Maryland  21202   The Brown
                             Capital
                             Management
                             Funds
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
C. Frank Watson, III, 31     Secretary    Since    President    and   Chief    Operating       n/a                     n/a
                                          1994     Officer    (since    1999)   of   The
                                                   Nottingham                    Company
                                                   (Administrator    to   the    Funds);
                                                   previously,  Chief Operating  Officer
                                                   of The Nottingham Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 33        Treasurer    Since    Vice    President-Compliance                n/a                     n/a
                                          1998     Administration  (since  1998)  of The
                                                   Nottingham    Company;    previously,
                                                   Fund  Accountant  of  The  Nottingham
                                                   Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of EARNEST Partners Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of EARNEST Partners Fixed Income Trust (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 26, 2002




__________
Deloitte
Touche
Tohmatsu
__________

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.